Schedule of Concentration Risk of Total Fleet Gross Accounts Receivable (Detail) - Gross Accounts Receivable - Customer Concentration Risk	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Customer A
Concentration Risk [Line Items]
Percentage of lease rental income	25.60%	16.60%
Customer B
Concentration Risk [Line Items]
Percentage of lease rental income	11.10%	12.00%